Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Recognized revenue	$ 2,000	$ 2,300		$ 5,400	$ 7,400	$ 14,945	$ 7,503
Accounts receivable						600
Deferred revenue						$ 15,200
Related Party Transactions [Member]
Related Party Transactions (Details) [Line Items]
Recognized revenue		$ 1,600	$ 5,200		$ 5,200
Ownership Interest [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest			5.00%